SALE OF SUBSIDIARY (SCHEDULE OF CARRYING AMOUNT OF CLIC BUSINESS BEING SOLD) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 01, 2014
Net assets being sold:
Loss before taxes	$ (239.8)	$ (98.4)	$ 0
Tax expense related to the sale	14.2	0	0
Conseco Life Insurance Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash proceeds				224.9
Net assets being sold:
Investments				3,863.8
Cash and cash equivalents				164.7
Accrued investment income				42.7
Present value of future profits				15.5
Deferred acquisition costs				37.6
Reinsurance receivables				307.4
Income tax assets, net				84.4
Other assets				2.8
Liabilities for insurance products				(3,201.3)
Other liabilities				(199.1)
Investment borrowings				(383.4)
Accumulated other comprehensive income				(240.5)
Net assets being sold				494.6
Loss before taxes				(269.7)
Tax expense related to the sale				14.2
Valuation allowance release related to the tax on the sale				(14.2)
Valuation allowance increase related to the decrease in projected future taxable income				19.4
Net loss				$ (289.1)